     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 4, 2010.

                                                              FILE NO. 333-72042

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 31                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 45                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on July 1, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 31, by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-72042), as filed and effective on May 3, 2010.

A Supplement to the Prospectus dated June 4, 2010 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 31 does not supersede Post-Effective Amendment No. 29 filed on May 3, 2010.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042        HV-5244 -- PremierSOLUTIONS Standard (Series II)

                                  ------------

                SUPPLEMENT DATED JUNE 4, 2010 TO YOUR PROSPECTUS

1.   FUND ADDITIONS:

Effective July 1, 2010, the following information is added to your Prospectus.

On the Cover Page, the following Funds are added alphabetically to the list of underlying Funds.

Ave Maria Growth Fund                                      LKCM Aquinas Value Fund
Ave Maria Opportunity Fund                                 Neuberger Berman Socially Responsible Fund -- Class A
Ave Maria Rising Dividend Fund                             Timothy Plan Large/Mid-Cap Value Fund -- Class A
LKCM Aquinas Growth Fund

2. IN THE SECTION ENTITLED, "THE FUNDS", THE FOLLOWING INFORMATION IS ADDED ALPHABETICALLY UNDER "RETAIL MUTUAL FUNDS":

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Ave Maria Growth Fund                    Long-term capital appreciation, using the    Schwartz Investment Counsel, Inc.
                                         growth style, from equity investments in     JLB & Associates, Inc.
                                         companies that do not violate core values
                                         and teachings of the Roman Catholic Church.
Ave Maria Opportunity Fund               Long-term capital appreciation from equity   Schwartz Investment Counsel, Inc.
                                         investments in companies that do not         JLB & Associates, Inc.
                                         violate core values and teachings of the
                                         Roman Catholic Church.
Ave Maria Rising Dividend Fund           Increasing dividend income over time,        Schwartz Investment Counsel, Inc.
                                         long-term growth of capital, and a           JLB & Associates, Inc.
                                         reasonable level of current income from
                                         investments in dividend-paying common
                                         stocks of companies that do not violate
                                         core values and teachings of the Roman
                                         Catholic Church.
LKCM Aquinas Growth Fund                 Maximize long-term capital appreciation.     Luther King Capital Management Corporation
LKCM Aquinas Value Fund                  Maximize long-term capital appreciation.     Luther King Capital Management Corporation
Neuberger Berman Socially Responsible    Seeks long-term growth of capital by         Neuberger Berman Management LLC
Fund -- Class A*                         investing primarily in securities of         Sub-advised by Neuberger Berman LLC
                                         companies that meet the Fund's financial
                                         criteria and social policy
Timothy Plan Large/Mid-Cap Value Fund    Long term capital growth with secondary      Timothy Partners, Ltd.
-- Class A                               objective of current income.                 Westwood Holdings Group

* Trust Class shares are closed to Contracts effective July 1, 2010. For Contracts issued after July 1, 2010, the fund company is currently only offering Class A shares and Trust Class shares are no longer available for selection by Contract Owners. Contract Owners who have selected Trust Class shares have been grandfathered and Plan Participants may continue to hold, buy, sell or exchange their existing Trust Class shares.

3. THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUE TABLES:

There is no information for the underlying Funds listed below, because as of December 31, 2009, the Sub-Accounts had not commenced operations.

Ave Maria Growth Fund                                      LKCM Aquinas Value Fund
Ave Maria Opportunity Fund                                 Neuberger Berman Socially Responsible Fund -- Class A
Ave Maria Rising Dividend Fund                             Timothy Plan Large/Mid-Cap Value Fund -- Class A
LKCM Aquinas Growth Fund

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriting Agreement.(2)
              (b) Form of Sales Agreement.(3)
       (4)    Form of Group Variable Annuity Contract.(4)
       (5)    Form of the Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(5)
              (b) Bylaws of Hartford.(5)
       (7)    Not applicable.
       (8)    Participation Agreement.(6)
       (9)    Opinion and Consent of Christopher M. Grinnell, Vice President and
              Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement File No. 333-72042, dated October 23, 2001.

(2) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement, File No. 333-151805, filed on October 30, 2008.

(3) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-59541, dated May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-72042, filed on January 18, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(6) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement, File No. 33-59541, filed on December 18, 1995.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-148564, filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of April 30, 2010, there were 1,506 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)         AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor (2)               Director
James Davey (1)                   Chairman of the Board and Director
John N. Giamalis (3)              Treasurer
Kathleen B. Kavanaugh (2)         Vice President/Marketing
Vernon Meyer (1)                  Senior Vice President
Peter J. Michalik (4)             Vice President/Operations
Jamie Ohl (1)                     Chief Executive Officer, President and Director
Mark A. Sides (5)                 Chief Legal Officer and Secretary
D. Keith Sloane (1)               Senior Vice President
Martin A. Swanson (1)             Vice President/Marketing
Diane Tatelman (1)                Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06155

(4)  Address: 1 Griffin Road North, Windsor, CT 06095

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of June, 2010.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       John C. Walters                             Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters
       Chief Executive Officer,
       President, and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer,
 Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Investment Officer, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
 Senior Vice President*                                            *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Sadie R. Gordon
 President, Chairman of the Board and Director*                           Attorney-in-Fact
                                                                   Date:  June 4, 2010

333-72042

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.